Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 871,127,874.80
Previously Paid Amount	0.00
Total Fee Amount	39,943.88
Total Offset Amount	0.00
Net Fee	$ 39,943.88
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A